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                                                                    THE HARTFORD

November 1, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-8629
Attention: Division of Investment Management

RE: Hartford Life Insurance Company
    Separate Account Seven ("Registrant")
    File No. 333-101942
    Post-Effective Amendment No. 18

Ladies and Gentlemen:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR, a copy of the above referenced Registration statement on N-4.

If you have any questions concerning this filing, please call me at
(860) 843-6085.

Sincerely,

/s/ Lisa Proch
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Lisa Proch
Assistant General Counsel

Enclosure